Property, Plant And Equipment, Net (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant And Equipment, Net [Abstract]
Depreciation expenses	$ 89,551	$ 93,666	$ 84,412
Grants received	36,990	29,367
Equipment produced for self use	$ 239,758	$ 173,649